Voyage revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Increase/ (Decrease) in trade accounts receivable	$ 3,392	$ 8,572
Increase/ (Decrease) in deferred revenue	4,916	(1,843)
Increase/ (Decrease) in deferred assets	18,919	$ 1,429
Other current assets	13,820		$ 7,046
Deferred revenue	15,771		10,855
Voyage in progress
Deferred revenue			10,855
Revenue contracts
Increase/ (Decrease) in deferred assets	492
Other current assets	$ 2,546		$ 2,054